FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
FIXED ASSETS, NET
NOTE 5:	FIXED ASSETS, NET

	Computers and Servers	Office furniture and equipment	Leasehold improvements	Total
	USD thousands
Cost

Balance as of January 1, 2021	7,683	1,132	1,870	10,685

Exchange rate differences	(2)	10	3	11
Additions*	2,010	44	58	2,112
Business combinations	-	1	-	1
Disposals	(852)	(742)	(1,161)	(2,755)

Balance as of December 31, 2021	8,839	445	770	10,054

Exchange rate differences	53	41	20	114
Additions*	8,375	5	5	8,385
Business combinations (See Note 20)	22,256	351	647	23,254
Disposals	(892)	(28)	(336)	(1,256)

Balance as of December 31, 2022	38,631	814	1,106	40,551

Depreciation

Balance as of January 1, 2021	4,981	823	1,589	7,393

Exchange rate differences	(1)	24	(2)	21
Disposals	(852)	(742)	(1,161)	(2,755)
Additions	1,570	164	197	1,931

Balance as of December 31, 2021	5,698	269	623	6,590
Exchange rate differences	57	41	18	116
Disposals	(890)	(28)	(336)	(1,254)
Additions	4,957	61	207	5,225

Balance as of December 31, 2022	9,822	343	512	10,677

Carrying amounts
As of December 31, 2021	3,141	176	147	3,464
As of December 31, 2022	28,809	471	594	29,874

* As of December 31, 2022, USD 1,900 additions have not been paid (2021: nil).